Financial Instruments at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments At Amortised Cost [Abstract]
Schedule of financial assets at amortized cost
	2020	2021
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Bonds issued by the Central Bank of Chile	—	—
Promissory notes issued by the Central Bank of Chile	—	—
Other instruments of the Chilean Government and the Central Bank of Chile	—	839,744

Other instruments issued in Chile
Deposit promissory notes from domestics banks	—	—
Mortgage bonds from domestic banks	—	—
Bonds from domestic banks	—	—
Deposits from domestic banks	—	—
Bonds from other Chilean companies	—	—
Promissory notes issued by other Chilean companies	—	—
Other instruments issued in Chile	—	—

Instruments issued Abroad
Instruments from foreign governments or Central Banks	—	—
Other instruments	—	—

Total	—	839,744

Schedule of credit ratings of the issuers of instruments assets at amortized cost
	As of December 31, 2020				As of December 31, 2021
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	—	—	—	—	839,744	—	—	839,744
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	—	—	—	—	—	—	—	—
Total	—	—	—	—	839,744	—	—	839,744

Schedule of financial instruments measured at amortised cost
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$
Balance as of January 1, 2021	—	—	—	—	—	—	—	—
Net change on Balance *	839,744	—	—	—	—	—	839,744	—
Change in fair value	—	—	—	—	—	—	—	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2					—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—	—
Balance as of December 31, 2021	839,744	—	—	—	—	—	839,744	—